                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

Nancy Vann
Vice President &
Assistant Counsel

February 1, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Global Fund (the "Registrant")
            Reg. No. 2-31661; File No. 811-1810
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  I hereby  represent  that,  with  respect  to  the  Prospectus  and  Statement  of
Additional  Information  of the  Registrant,  dated January 28, 2006, no changes were  made  to the  Prospectus  and  the  Statement  of  Additional  Information
contained in  Post-Effective  Amendment No. 81 to the Registrant's  Registration
Statement on Form N-1A, which was filed  electronically  with the Securities and
Exchange Commission on January 27, 2006.

                                                Sincerely,

                                                /s/ Nancy Vann
                                                ------------------------------------
                                                Nancy Vann
                                                Vice President &
                                                Assistant Counsel
                                                212.323.5089
                                                nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond